Leases - Other Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Leases
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows from finance leases	$ 3	$ 6	$ 10	$ 26	$ 30	$ 86	$ 125
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows from operating leases	1,043	1,218	3,387	3,614	4,820	4,944	3,973
Cash paid for amounts included in the measurement of lease liabilities: Financing cash flows from finance leases	53	$ 190	158	968	1,070	1,931	1,720
Right of use assets obtained in exchange for new finance lease liabilities	$ 10,457		10,457				1,561
Right of use assets obtained in exchange for new operating lease liabilities						3,640	39
Net ROU remeasurement			$ (9)	$ (1,190)	$ (651)	$ 841	$ 169
Weighted average remaining lease term - finance leases (in Years)	10 years 4 months 24 days	2 years 1 month 6 days	10 years 4 months 24 days	2 years 1 month 6 days	2 years 21 days	3 years 1 month 13 days	4 years 1 month 2 days
Weighted average remaining lease term - operating leases (in Years)	1 year 8 months 12 days	2 years 7 months 6 days	1 year 8 months 12 days	2 years 7 months 6 days	2 years 3 months 29 days	1 year 7 months 17 days	2 years 1 month 17 days
Weighted average discount rate - finance leases	3.70%	3.70%	3.70%	3.70%	3.70%	4.46%	4.45%
Weighted average discount rate - operating leases	4.10%	4.10%	4.10%	4.10%	4.10%	3.35%	3.26%